Treasury Shares - Summary of Holding of Treasury Shares (Detail) € in Thousands	9 Months Ended
Sep. 30, 2026 EUR (€) shares
Disclosure Of Holding Of Treasury Shares [Line Items]
January 1, 2026 (Nominal values) | €	€ 80
Acquired from third parties (Nominal values) | €	107
Transferred under stock incentive programs (Nominal values) | €	(79)
September 30, 2026 (Nominal values) | €	€ 108
January 1, 2026 (Holding) | shares	597,096
Acquired from third-parties (Holding) | shares	794,304
Transferred under stock incentive programs (Holding) | shares	(585,872)
September, 2026 (Holding) | shares	805,528
January 1, 2026 (Holding in % of total outstanding shares)	1.00%
Acquired from third parties (Holding in % of total outstanding shares)	0.00%
Transferred under stock incentive programs (Holding in % total outstanding shares)	0.00%
September 30, 2026 (Holding in % of total outstanding shares)	1.20%